Brookfield Global Listed Real Estate Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.6%		Shares	Value
Australia - 6.0%
Diversified - 1.4%
Stockland		415,719	$1,681,256
			$–
Industrial - 2.2%
Goodman Group		120,208	2,605,028
			$–
Retail - 2.4%
Scentre Group		1,037,951	2,799,743
Total Australia			7,086,027

Belgium - 2.2%
Industrial - 2.2%
Warehouses De Pauw CVA		103,778	2,601,674

Canada - 0.2%
Residential - 0.2%
Canadian Apartment Properties REIT		7,576	221,559

Finland - 1.4%
Residential - 1.4%
Kojamo Oyj (a)		134,243	1,710,052

Germany - 1.0%
Residential - 1.0%
Vonovia SE		37,575	1,174,289

Hong Kong - 4.5%
Diversified - 2.0%
Sun Hung Kai Properties Ltd.		200,323	2,396,174
			$–
Office - 1.0%
Hongkong Land Holdings Ltd.		183,578	1,162,087
			$–
Retail - 1.5%
Hang Lung Properties Ltd.		1,105,490	1,238,314
Wharf Real Estate Investment Company Ltd.		182,267	538,199
			1,776,513
Total Hong Kong			5,334,774

Japan - 8.7%
Hotel - 1.0%
Invincible Investment Corp.		2,486	1,133,614
			$–
Industrial - 1.0%
LaSalle Logiport REIT		1,246	1,208,845
			$–
Office - 6.1%
KDX Realty Investment Corp.		962	1,095,941
Mitsui Fudosan Co. Ltd.		509,138	5,542,530
Nippon Building Fund, Inc.		652	615,220
			7,253,691
Residential - 0.6%
Comforia Residential REIT, Inc.		310	681,345
Total Japan			10,277,495

Netherlands - 2.1%
Industrial - 0.9%
CTP NV (b)		43,946	980,703
			$–
Retail - 1.2%
Eurocommercial Properties NV		45,975	1,443,027
Total Netherlands			2,423,730

Singapore - 4.2%
Diversified - 3.2%
CapitaLand Integrated Commercial Trust		1,473,366	2,616,617
CapitaLand Investment Ltd.		534,733	1,116,764
			3,733,381
Health Care - 1.0%
Parkway Life Real Estate Investment Trust		372,031	1,188,962
Total Singapore			4,922,343

Sweden - 1.9%
Residential - 1.9%
Fastighets AB Balder (a)		321,443	2,303,303

United Kingdom - 4.0%
Industrial - 3.0%
Tritax Big Box REIT PLC		1,820,883	3,549,239
			$–
Self Storage - 1.0%
Big Yellow Group PLC		94,341	1,236,087
Total United Kingdom			4,785,326

United States - 63.4%(c)
Data Centers - 9.6%
Digital Realty Trust, Inc.		25,423	4,395,128
Equinix, Inc.		8,920	6,986,501
			11,381,629
Health Care - 13.8%
American Healthcare REIT, Inc.		67,222	2,823,996
Omega Healthcare Investors, Inc.		68,540	2,893,759
Ventas, Inc.		26,033	1,822,050
Welltower, Inc.		48,812	8,695,370
			16,235,175
Industrial - 7.5%
First Industrial Realty Trust, Inc.		65,284	3,360,167
LXP Industrial Trust		115,686	1,036,547
Prologis, Inc.		38,810	4,444,521
			8,841,235
Net Lease - 7.5%
Broadstone Net Lease, Inc.		80,200	1,433,174
Essential Properties Realty Trust, Inc.		105,142	3,129,026
NETSTREIT Corp.		65,375	1,180,672
VICI Properties, Inc.		96,488	3,146,474
			8,889,346
Office - 3.4%
Highwoods Properties, Inc.		37,214	1,184,150
SL Green Realty Corp.		47,766	2,856,884
			4,041,034
Residential - 8.1%
AvalonBay Communities, Inc.		33,470	6,465,400
Mid-America Apartment Communities, Inc.		17,217	2,405,731
Sun Communities, Inc.		5,463	704,727
			9,575,858
Retail - 7.6%
Brixmor Property Group, Inc.		113,312	3,136,476
Curbline Properties Corp.		74,605	1,663,692
Macerich Co.		88,577	1,612,101
Simon Property Group, Inc.		13,891	2,606,924
			9,019,193
Self Storage - 5.9%
Extra Space Storage, Inc.		42,450	5,982,903
Smartstop Self Storage REIT, Inc.		26,248	987,975
			6,970,878
Total United States			74,954,348
TOTAL COMMON STOCKS (Cost $101,838,374)			117,794,920

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Treasury Obligations Fund - Class X, 4.02%(d)		152,471	152,471
TOTAL SHORT-TERM INVESTMENTS (Cost $152,471)			152,471

TOTAL INVESTMENTS - 99.7% (Cost $101,990,845)			117,947,391
Other Assets in Excess of Liabilities - 0.3%			343,875
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$118,291,266
two			–%
Percentages are stated as a percent of net assets.			–%

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $980,703 or 0.8% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

 Brookfield Global Listed Real Estate Fund

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$76,885,958	$40,908,962	$–	$117,794,920
Short-Term Investments	152,471	–	–	152,471
Total Investments	$77,038,429	$40,908,962	$–	$117,947,391

For further information regarding security characteristics, see the Schedule of Investments.